Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2023
Stockholders' Equity [Abstract]
Schedule of Warrants Outstanding and Exercisable	Following is a summary of the status of warrants outstanding and exercisable as of December 31, 2023:
	Warrants	Weighted Average Exercise Price
Warrants outstanding, as of December 31, 2021	$699,178,353	$0.266
Issued	-	-
Exercised	-	-
Repurchased	-	-
Warrants outstanding, as of December 31, 2022	$699,178,353	$0.266
Issued	$39,171,620	$0.57
Exercised	-	-
Repurchased	-	-
Warrants outstanding, as of December 31, 2023	$738,349,973	$0.57

Schedule of Warrants Outstanding
Warrants Outstanding	Warrants Exercisable	Weighted Average Exercise Price	Average Remaining Contractual Life

August 27, 2020 Warrants	1,071,600	$13.5	5 years
November 3, 2020 Warrants	1,306,753	$14.05	5 years

February 24, 2021 Warrants	23,880,000	$7.00	5 years
February 11, 2021 Warrants	16,500,000	$5.00	5 years

February 18, 2021 Warrants	4,300,000	$10.00	5 years
March 29, 2021 Warrants	25,000,000	$5.00	5 years
October 2, 2023	39,171,620	0.57	5 years